Other Receivables - Schedule of Other Receivables (Details) - USD ($)		Apr. 30, 2025	Oct. 31, 2024
Other Receivables [Abstract]
Loan made to third parties	[1]	$ 1,984,087
Others		4,028	11,410
Totals		$ 1,988,115	$ 11,410

[1]	As of April 30, 2025, RMB 14,420,540.95 (approximately $1.98 millions) was classified as other receivables as the principal and interest of the loan. On July 29, 2025, Jiangsu Yalu Cloud Enterprise Management Consulting Co., Ltd. fully repaid the principal and interest of the loan, which amounted to a total of RMB 14,563,933.80 (approximately $2 millions).